Interim consolidated statement of profit or loss - unaudited - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Interim consolidated statement of profit or loss - unaudited
Revenue from contracts with customers	£ 167,368	£ 185,440	£ 311,022	£ 311,901
Operating expenses	(167,640)	(179,717)	(331,284)	(333,820)
(Loss)/profit on disposal of intangible assets	(2,588)	(318)	14,020	17,158
Operating (loss)/profit	(2,860)	5,405	(6,242)	(4,761)
Finance costs	(26,277)	(7,473)	(21,956)	(22,591)
Finance income	38,392	1	3,083	5,465
Net finance income/(costs)	12,115	(7,472)	(18,873)	(17,126)
Profit/(loss) before income tax	9,255	(2,067)	(25,115)	(21,887)
Income tax (expense)/credit	(2,949)	665	4,905	4,946
Profit/(loss) for the period	£ 6,306	£ (1,402)	£ (20,210)	£ (16,941)
Earnings/(loss) per share during the period:
Basic earnings/(loss) per share	£ 0.0387	£ (0.0086)	£ (0.1239)	£ (0.1039)
Diluted earnings/(loss) per share	£ 0.0385	£ (0.0086)	£ (0.1239)	£ (0.1039)